MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2018
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

20.    MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB53,669,000,  RMB44,416,000 and RMB29,288,000 (US$4,260,000) for the years ended December 31, 2016, 2017 and 2018, respectively.